Debt (Non-Recourse Notes) (Details) (USD $)	3 Months Ended	6 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Aug. 31, 2009 16% Non-Recourse Notes [member]	Sep. 30, 2010 16% Non-Recourse Notes [member]	Jun. 30, 2011 16% Non-Recourse Notes [member]	Aug. 26, 2008 16% Non-Recourse Notes [member]
Non-recourse notes, aggregate principal amount	$ 379,500,000	$ 379,500,000	$ 379,500,000	$ 105,000,000			$ 105,000,000
Non-recourse notes, interest rate							16.00%
Notes, maturity date						Nov. 05, 2024
Fair value of non-recourse, secured promissory notes							115,200,000
Debt instrument, face amount							105,000,000
Percentage of principal amount of Non-recourse notes purchased				46.00%
Loss on extinguishment of debt	8,548,000	8,548,000				4,000,000
Redeemable option, principal amount					57,000,000
Redeemable percentage					108.00%
Redeemable amount					$ 62,000,000